Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

26. Subsequent Events

The Company has evaluated subsequent events through March 22, 2012, the date the financial statements were issued.

Exit Facility Refinancing and Wells Revolver Amendment

On February 8, 2012, the Company refinanced the Exit Financing Facility and amended the Wells Revolver. The Company obtained a new Goldman Sachs facility comprised of a $550.0 million Senior Secured Term Loan and a $150.0 million Senior Secured Delayed Draw Term Loan (together, the Term Facility). The Term Facility expressly permits the Transaction and, together with existing cash, is expected to fund the cash needs of the combined business, including any cash needs arising from the Transaction.

The Term Facility bears interest at a base rate plus a margin of 2.25% or adjusted Eurodollar rate plus a margin of 3.25%. The base rate is defined as the greater of (i) the prime lending rate as quoted in the print edition of The Wall Street Journal, (ii) the Federal Funds Rate plus 0.50%, or (iii) 2%.

The Term Facility is secured by a first priority lien on substantially all of the Company’s and the subsidiary guarantors’ existing and future property and assets. This will include, upon the consummation of the Transaction, certain assets to be acquired in the Transaction.

The terms of the Term Facility provide for customary representations and warranties, affirmative and negative covenants and events of default. The terms of the covenants, subject to certain exceptions, restrict, among other things: (i) debt incurrence; (ii) lien incurrence; (iii) investments, dividends and distributions; (iv) dispositions of assets and subsidiary interests; (v) acquisitions; (vi) sale and leaseback transactions; and (vii) transactions with affiliates and shareholders. In addition, the Term Facility requires that a leverage ratio, as defined in the agreement, not exceed, as of the last day of any fiscal quarter, the correlative ratio as follows:

Fiscal Quarter Ending	Total Leverage Ratio
March 31, 2012 through December 31, 2015	3.00:1.00
March 31, 2016 and thereafter	2.75:1.00

On February 8, 2012, the Company amended the Wells Revolver to allow for the Transaction to occur while keeping the revolver in force.

Subsequent to the Transaction, new Tronox will have the opportunity to upsize or add additional asset based lending facilities in foreign jurisdictions up to a total limit of $400 million.